Summary of Fair Value by Strategy Type Alongside Consolidated Funds of Hedge Funds' Remaining Unfunded Commitments and Ability to Redeem Such Investments (Parenthetical) (Detail) - Equity	Dec. 31, 2023
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Percentage of investments unable to be redeemed at, or within 3 months of reporting date	40.00%
Percentage of investments redeemable as of reporting date	60.00%